Debenture payable (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debenture payable

Debenture payable at December 31, 2012 consists of:

Amount due October 14, 2009	$120,624
Amount due October 14, 2010	120,000
Amount due October 14, 2011	120,000
Amount due October 14, 2012	120,000

Total face amount	480,624
Initial present value discount of	121,253
less accumulated amortization of	(121,253)

Net value as at December 31, 2012	480,624
Current portion	480,624

Non-current portion	—